UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2015	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)

Foreign Common Stock (51.0%)
Australia (0.8%)
Dexus Property Group	1,533	$9
Primary Health Care	2,400	9

		18

Austria (0.8%)
EVN	900	10
Oesterreichische Post	200	10

		20

Bermuda (4.5%)
Axis Capital Holdings	400	20
Endurance Specialty Holdings	200	12
Everest Re Group	120	21
PartnerRe	200	23
RenaissanceRe Holdings	130	12
Validus Holdings	400	16

		104

Canada (6.3%)
Bank of Montreal	200	11
Bank of Nova Scotia	200	10
Canadian Imperial Bank of Commerce	200	14
Canadian Tire, Cl A	100	9
Metro, Cl A	360	28
National Bank of Canada	400	14
Power Financial	300	8
Rogers Communications, Cl B	300	11
Royal Bank of Canada	200	11
Shaw Communications, Cl B	600	14
Toronto-Dominion Bank	400	16

		146

China (2.1%)
China Petroleum & Chemical, Cl H	16,000	13
Huaneng Power International, Cl H	12,000	17
Shenzhen Expressway, Cl H	28,000	22

		52

Denmark (0.3%)
Spar Nord Bank	900	8

France (1.4%)
Neopost	130	7
Sanofi	100	9
Thales	160	9
Total	140	7

		32

Germany (1.7%)
Muenchener Rueckversicherungs	90	18
Stada Arzneimittel	200	6
Talanx	600	18

		42

Guernsey (0.6%)
Amdocs	300	15

	Shares	Value (000)
Hong Kong (2.0%)
BOC Hong Kong Holdings	3,500	$12
China Resources Power Holdings	4,000	11
Television Broadcasts	1,500	9
Wasion Group Holdings	14,000	13

		45

Israel (0.5%)
Teva Pharmaceutical Industries	200	12

Japan (7.2%)
Alfresa Holdings	640	8
Autobacs Seven	600	9
Canon Electronics	900	16
Fuji Oil	900	12
Heiwa	700	14
KDDI	200	14
Megmilk Snow Brand	800	11
Morinaga Milk Industry	3,000	13
Nippon Telegraph & Telephone	400	23
NTT DOCOMO	600	10
Osaka Gas	2,000	8
SKY Perfect JSAT Holdings	2,100	13
West Japan Railway	400	20

		171

Malaysia (0.5%)
AMMB Holdings	6,300	11

Mexico (0.5%)
America Movil	10,200	11

Netherlands (1.4%)
Koninklijke Ahold	500	9
Royal Dutch Shell, Cl B	700	22

		31

New Zealand (0.5%)
SKY Network Television	2,800	12

Norway (1.4%)
Salmar	600	9
Statoil	500	8
Yara International	300	16

		33

Poland (0.4%)
PGE	1,700	9

Russia (0.4%)
Lukoil OAO ADR	230	9

Schedule of Investments January 31, 2015	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Singapore (1.2%)
DBS Group Holdings	2,000	$29

South Africa (2.6%)
Barclays Africa Group	700	12
Lewis Group	1,600	13
Nedbank Group	400	9
Sasol	400	14
Vodacom Group	1,300	15

		63

South Korea (3.5%)
BS Financial Group*	700	9
Kia Motors	200	8
Korean Reinsurance*	1,000	9
KT&G	100	7
Samsung Electronics, Cl Preference	20	20
SK Telecom	110	29

		82

Sweden (0.4%)
Securitas, Cl B	800	10

Switzerland (0.4%)
Siegfried Holding	60	10

Taiwan (2.0%)
China Development	59,000	19
Hon Hai Precision Industry	4,480	12
King’s Town Bank	14,000	15

		46

Thailand (1.6%)
PTT	2,200	23
Ratchaburi Electricity	7,700	14

		37

Turkey (1.2%)
Cimsa Cimento Sanayi VE Ticaret	2,300	16
Eregli Demir ve Celik Fabrikalari	6,700	12

		28

United Kingdom (4.8%)
BAE Systems	2,100	16
BP	2,300	15
Centrica	2,600	12
Direct Line Insurance Group	3,100	15
GlaxoSmithKline	500	11
Imperial Tobacco Group	300	14
J Sainsbury	2,600	10
Tate & Lyle	1,300	13
Tesco	2,400	8

		114

Total Foreign Common Stock
(Cost $1,110)		1,200

	Shares	Value (000)
Common Stock (46.1%)
Aerospace & Defense (0.9%)
L-3 Communications Holdings, Cl 3	60	$7
Raytheon	150	15

		22

Banks (1.3%)
CIT Group	200	9
Wells Fargo	400	21

		30

Biotechnology (0.7%)
Amgen	100	15

Cable & Satellite (1.1%)
DIRECTV*	300	26

Chemicals (0.5%)
Stepan	300	11

Computers & Services (2.5%)
Apple	200	23
EMC	500	13
Hewlett-Packard	300	11
Microsoft	300	12

		59

Drug Retail (0.8%)
CVS Health	200	20

Electrical Services (7.5%)
American Electric Power	400	25
Edison International	300	20
Entergy	300	26
Exelon	700	25
FirstEnergy	800	32
Public Service Enterprise Group	500	21
SCANA	400	26

		176

Environmental & Facilities Services (0.5%)
Republic Services, Cl A	300	12

Food, Beverage & Tobacco (2.8%)
ConAgra Foods	900	32
Dr Pepper Snapple Group	100	8
Kellogg	300	20
Sanderson Farms	100	8

		67

General Merchandise Stores (0.9%)
Target	300	22

Health Care Equipment (1.1%)
Baxter International	360	26

Health Care Services (1.3%)
Laboratory Corp of America Holdings*	150	17

Schedule of Investments January 31, 2015	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Health Care Services (continued)
Quest Diagnostics	200	$14

		31

Insurance (4.1%)
ACE	100	11
Aetna	170	16
Allstate	170	12
Anthem	100	13
CIGNA	170	18
Travelers	260	27

		97

IT Consulting & Other Services (1.1%)
International Business Machines	170	26

Machinery (1.5%)
Deere	400	34

Metal & Glass Containers (0.4%)
Crown Holdings*	200	9

Mortgage REIT’s (0.9%)
Starwood Property Trust	500	12
Two Harbors Investment	900	9

		21

Office REIT’s (1.0%)
DuPont Fabros Technology	400	15
Government Properties Income Trust	400	9

		24

Paper Packaging (0.6%)
Bemis	300	13

Petroleum & Fuel Products (1.6%)
Chevron	170	18
Exxon Mobil	250	22

		39

Pharmaceuticals (4.5%)
Johnson & Johnson	300	30
Merck	300	18
Pfizer	1,800	56

		104

Retail (3.9%)
Kohl’s	500	30
Kroger	200	14
PetSmart	170	14
Wal-Mart Stores	400	34

		92

Semi-Conductors/Instruments (0.9%)
Intel	600	20

Telephones & Telecommunications (3.7%)
AT&T	600	20
Cisco Systems	800	21
QUALCOMM	240	15

	Shares/ Face Amount (000)	Value (000)
Telephones & Telecommunications (continued)
Verizon Communications	700	$32

		88

Total Common Stock
(Cost $1,200)		1,085

Preferred Stock (0.3%)
Brazil (0.3%)
Cia Paranaense de Energia	700	8

Total Preferred Stock
(Cost $11)		8

Repurchase Agreement (1.2%)
Morgan Stanley 0.030%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $28 (collateralized by a US Treasury Note, par value $29, 0.625%, 11/15/16; with a total market value of $29)	$28	28

Total Repurchase Agreement
(Cost $28)		28

Total Investments — 98.5%
(Cost $2,349)†		$2,321

Percentages are based on Net Assets of $2,355 (000).

ADR	— American Depository Receipt

Cl	— Class

REIT	— Real Estate Investment Trust

*	Non-income producing security.
†	At January 31, 2015, the tax basis cost of the Fund’s investments was $2,349(000), and the unrealized appreciation and depreciation were $139(000) and ($167(000)) respectively.

Schedule of Investments January 31, 2015	(Unaudited)

The following is a summary of the inputs used as of January 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Foreign Common Stock
Australia	$—	$18	$—	$18
Austria	10	10	—	20
Bermuda	104	—	—	104
Canada	146	—	—	146
China	—	52	—	52
Denmark	—	8	—	8
France	7	25	—	32
Germany	—	42	—	42
Guernsey	15	—	—	15
Hong Kong	—	45	—	45
Israel	—	12	—	12
Japan	—	171	—	171
Malaysia	—	11	—	11
Mexico	11	—	—	11
Netherlands	—	31	—	31
New Zealand	—	12	—	12
Norway	—	33	—	33
Poland	—	9	—	9
Russia	9	—	—	9
Singapore	—	29	—	29
South Africa	—	63	—	63
South Korea	—	82	—	82
Sweden	—	10	—	10
Switzerland	—	10	—	10
Taiwan	—	46	—	46
Thailand	—	37	—	37
Turkey	—	28	—	28
United Kingdom	—	114	—	114
Total Foreign Common Stock	302	898	—	1,200
Common Stock	$1,085	$—	$—	$1,085
Preferred Stock	8	—	—	8
Repurchase Agreement	—	28	—	28
Total Investments in Securities	$1,395	$926	$—	$2,321

‡ For the period ended January 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period.

For the period ended January 31, 2015, there were no Level 3 securities. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-005-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015